Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Total	¥ 294,576	$ 42,427	¥ 284,194
Teamhead Automobile [Member]
Investments in and Advances to Affiliates [Line Items]
Total	227		528
Sincere Fame [Member]
Investments in and Advances to Affiliates [Line Items]
Total	¥ 294,349		¥ 283,666